Guarantees, Engagements and Charges (Narrative) (Details 2)					1 Months Ended
	Jan. 06, 2024	Jun. 12, 2023	Jan. 02, 2022	Jul. 14, 2020	Dec. 29, 2020	Dec. 31, 2023 $ / shares	Sep. 30, 2023	Feb. 28, 2023 ₪ / shares shares	Feb. 28, 2023 $ / shares shares	Aug. 16, 2022 ₪ / shares	Mar. 06, 2022 ₪ / shares
Guarantees contingent liabilities engagements and charges [Line Items]
Number of shares issued								2,042,935	2,042,935
Par value per share | (per share)						$ 0.1		₪ 18		₪ 0.1	₪ 0.1
Storage One [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Amortization Period			20 years
Mini-perm Term			6 years
Cumulative Capacity In Ac Terms				248MW
Storage Tender Two [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Cumulative Capacity In Ac Terms					474MWh
Bottom of range [member] | Storage One [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Borrowings, interest rate							2.40%
Top of range [member] | Storage One [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Borrowings, interest rate							2.90%
Initial Public Offering [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Number of shares issued								14,000,000	14,000,000
Par value per share | $ / shares									$ 18
Ruach Beresheet L P [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Number of wind turbines commercially operational		34
Number of wind turbines		39
Aggregate capacity		180MW
Ruach Beresheet L P [Member] | Ruach Beresheet Wind Turbine Remaining To Start Commercial Operations [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Number of wind turbines commercially operational	3
Number of wind turbines	5
Aggregate capacity	207 MW
Number of wind turbines expected to be commercially operational	2